UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORMABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1)
for the reporting period January 1, 2012 to December 31, 2012


Porsche Auto Funding LLC (Exact name of securitizer as specified on its charter)

Date of Report (Date of earliest event reported) February 14, 2013

Commission File Number of securitizer: Not applicable

Central Index Key Number of securitizer: 000-154-1507

Robert C. Diamond, 630-225-3244
Name and telephone number, including area code, of the person to contact in connection with this filing.


Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)

X Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)


INFORMATION TO BE INCLUDED IN THE REPORT
REPRESENTATION AND WARRANTY INFORMATION
Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties
Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), Porsche Auto Funding LLC has indicated by check mark that there is no activity to report for the calendar year ended December 31, 2012.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated:  February 14, 2013

PORSCHE AUTO FUNDING LLC
(Securitizer)

By:    ROBERT C. DIAMOND
Name:  Robert C. Diamond
Title: Assistant Treasurer and senior officer in charge of securitization